UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     06/30/2011

Check here if Amendment: [ ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPSM
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod          Westport, CT          08/15/2011
----------------------        ---------------       ------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:            None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:         None
                                          -------

Form 13F Information Table Entry Total:     37
                                          -------

Form 13F Information Table Value Total:   $815,752
                                        ------------
                                        (thousands)



List of Other Included Managers:          NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.       Form 13F File Number          Name

     NONE

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

ITEM 1                           ITEM 2     ITEM 3     ITEM 4       ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                     INVESTMENT           VOTING
                                                                    SHARES           DISCRETION           AUTHORITY
NAME                             TITLE                 FAIR         OR               SOLE                 SOLE
OF                               OF                    MARKET       PRINCIPAL  SH    SHARED               SHARED
ISSUER                           CLASS      CUSIP      VALUE        AMOUNT     PRN   OTHER       MANAGER  OTHER
ALCATEL-LUCENT                   SPN ADR    013904305   12,406,000  2,150,000  SH    SOLE        FINE     SOLE
AMAZON COM INC                   COM        023135106   39,876,000    195,000  SH    SOLE        FINE     SOLE
APPLE INC - CALL                 COM        003783100   62,099,000    185,000  CALL  SOLE        FINE
AVAGO TECHNOLOGIES LTD           SHS        Y0486S104   24,510,000    645,000  SH    SOLE        FINE     SOLE
BROADSOFT INC                    COM        11133B409   17,158,000    450,000  SH    SOLE        FINE     SOLE
CALIX INC                        COM        13100M509   13,013,000    625,000  SH    SOLE        FINE     SOLE
EMULEX CORP - CALL               COM NEW    292475209    2,580,000    300,000  CALL  SOLE        FINE
EZCHIP SEMICONDUCTOR LIMITED     ORD        M4146Y108   23,106,000    625,000  SH    SOLE        FINE     SOLE
INTEGRATED DEVICE TECHNOLOGY     COM        458118106    6,288,000    800,000  SH    SOLE        FINE     SOLE
KEYNOTE SYSTEMS INC              COM        493308100    7,787,000    360,000  SH    SOLE        FINE     SOLE
NETLOGIC MICROSYSTEMS INC        COM        64118B100    8,488,000    210,000  SH    SOLE        FINE     SOLE
NETSUITE INC                     COM        64118Q107   10,388,000    265,000  SH    SOLE        FINE     SOLE
NXP SEMICONDUCTORS NV            COM        N6596X109    9,356,000    350,000  SH    SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC         COM        67086E303    9,680,000  1,210,000  SH    SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC - CALL  COM        67086E303    1,660,000    207,500  CALL  SOLE        FINE
OCZ TECHNOLOGY GROUP INC - CALL  COM        67086E303    2,796,000    349,500  CALL  SOLE        FINE
OPENTABLE INC                    COM        68372A104   19,949,000    240,000  SH    SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC            COM        74733T105   42,933,000  1,260,500  SH    SOLE        FINE     SOLE
RESPONSYS INC                    COM        761248103    2,216,000    125,000  SH    SOLE        FINE     SOLE
RIVERBED TECHNOLOGY INC          COM        768573107   18,013,000    455,000  SH    SOLE        FINE     SOLE
SALESFORCE.COM INC               COM        79466L302   70,766,000    475,000  SH    SOLE        FINE     SOLE
SANDISK CORP                     COM        80004C101   16,600,000    400,000  SH    SOLE        FINE     SOLE
SANDISK CORP - CALL              COM        80004C101   16,185,000    390,000  CALL  SOLE        FINE
SINA CORP                        ORD        G81477104    5,205,000     50,000  SH    SOLE        FINE     SOLE
SOHU.COM INC                     COM        83408W103   46,976,000    650,000  SH    SOLE        FINE     SOLE
SONUS NETWORKS INC               COM        835916107   22,518,000  6,950,000  SH    SOLE        FINE     SOLE
SOURCEFIRE INC                   COM        83616T108    3,715,000    125,000  SH    SOLE        FINE     SOLE
SPDR S&P 500 ETF TR - CALL       TR UNIT    78462F103   65,985,000    500,000  CALL  SOLE        FINE
SPDR S&P 500 ETF TR - CALL       TR UNIT    78462F103   65,985,000    500,000  CALL  SOLE        FINE
SUCCESSFACTORS INC               COM        864596101   54,978,000  1,870,000  SH    SOLE        FINE     SOLE
SUCCESSFACTORS INC - CALL        COM        864596101    8,085,000    275,000  CALL  SOLE        FINE
TIBCO SOFTWARE INC               COM        88632Q103    9,867,000    340,000  SH    SOLE        FINE     SOLE
VERIFONE SYSTEMS INC             COM        92342Y109   32,185,000    725,700  SH    SOLE        FINE     SOLE
VIRNETX HOLDING CORP             COM        92823T108    6,946,000    240,000  SH    SOLE        FINE     SOLE
VIRNETX HOLDING CORP - CALL      COM        92823T108    5,788,000    200,000  CALL  SOLE        FINE
VMWARE INC                       CL A COM   928563402   35,081,000    350,000  SH    SOLE        FINE     SOLE
XILINX INC                       COM        983919101   14,588,000    400,000  SH    SOLE        FINE     SOLE


                                                       815,752,000

ENTRY TOTAL                             37
TABLE VALUE IN THOUSANDS         $ 815,752